Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Accrued expenses, accounts payable and other liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2021	2022

	(in millions of RMB)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	94,368	107,205
Other deposits and advances received (i)	53,794	55,200
Accrued bonus and staff costs, including sales commission	24,871	28,343
Payable to merchants and third party marketing affiliates	24,681	26,798
Anti-monopoly Fine (Note 25(b))	18,228	—
Payables and accruals for purchases of property and equipment	11,836	17,032
Other taxes payable (ii)	7,922	8,761
Amounts due to related companies (iii)	5,926	7,783
Contingent and deferred consideration in relation to investments and acquisitions	4,146	2,045
Operating lease liabilities (Note 6)	4,069	4,994
Escrow money payable	211	203
Others	11,088	13,096
	261,140	271,460
Non-current:
Operating lease liabilities (Note 6)	28,217	30,259
Contingent and deferred consideration in relation to investments and acquisitions	1,049	990
Others	1,488	628
	30,754	31,877

(i)	Other deposits and advances received as of March 31, 2021 and 2022 include consumer protection fund deposits received from merchants on the Company’s marketplaces (Note 10).
(ii)	Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.
(iii)	Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.